Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000057444
Shareholder Report [Line Items]
Fund Name	Auer Growth Fund
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(888) 711-2837
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Auer Growth Fund	$98	1.97%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.97%
Line Graph [Table Text Block]
	Auer Growth Fund	S&P 500® Index
May-2014	$10,000	$10,000
May-2015	$8,523	$11,181
May-2016	$7,057	$11,372
May-2017	$8,365	$13,359
May-2018	$10,846	$15,281
May-2019	$8,298	$15,859
May-2020	$7,554	$17,895
May-2021	$12,762	$25,109
May-2022	$15,671	$25,034
May-2023	$14,200	$25,766
May-2024	$20,901	$33,028

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Auer Growth Fund	47.20%	20.29%	7.65%
S&P 500® Index	28.19%	15.80%	12.69%

AssetsNet	$ 62,680,646
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 404,814
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$62,680,646 Number of Portfolio Holdings89 Advisory Fee $404,814 Portfolio Turnover80%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.8%
Money Market Funds	16.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured during the period ended May 31, 2024.